CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME [Abstract]
Revenue	$ 105,733	$ 119,839	$ 207,220	$ 238,119
Administrative fee revenue from affiliates	5,463	3,882	10,945	7,804
Time charter, voyage and logistics business expenses	(36,095)	(57,856)	(82,476)	(127,790)
Direct vessel expenses	(34,685)	(35,748)	(64,759)	(66,565)
General and administrative expenses incurred on behalf of affiliates	(5,463)	(3,882)	(10,945)	(7,804)
General and administrative expenses	(6,392)	(8,668)	(12,830)	(15,479)
Depreciation and amortization	(27,132)	(27,479)	(46,959)	(48,684)
Interest expense and finance cost, net	(26,698)	(27,838)	(54,448)	(55,876)
Other (expense)/income, net	(2,530)	(3,321)	9,134	(5,235)
Loss before equity in net earnings of affiliated companies	(27,799)	(41,071)	(45,118)	(81,510)
Equity in net earnings of affiliated companies	3,424	17,968	16,376	31,880
Loss before taxes	(24,375)	(23,103)	(28,742)	(49,630)
Income tax benefit/(expense)	621	1,695	(424)	1,843
Net loss	(23,754)	(21,408)	(29,166)	(47,787)
Less: Net income attributable to the noncontrolling interest	(2,662)	(3,405)	(4,715)	(3,704)
Net loss attributable to Navios Holdings common stockholders	(26,416)	(24,813)	(33,881)	(51,491)
Loss attributable to Navios Holdings common stockholders, basic	(30,387)	(28,906)	(41,822)	(59,657)
Loss attributable to Navios Holdings common stockholders, diluted	$ (30,387)	$ (28,906)	$ (41,822)	$ (59,657)
Basic loss per share attributable to Navios Holdings common stockholders	$ (0.29)	$ (0.27)	$ (0.39)	$ (0.57)
Weighted average number of shares, basic	106,009,049	105,401,820	106,022,826	105,251,590
Diluted loss per share attributable to Navios Holdings common stockholders	$ (0.29)	$ (0.27)	$ (0.39)	$ (0.57)
Weighted average number of shares, diluted	106,009,049	105,401,820	106,022,826	105,251,590
Other comprehensive income/(loss)
Unrealized holding gain/(loss) on investments in available-for-sale securities	$ 495	$ (213)	$ 100	$ (491)
Reclassification to earnings	345	0	345	0
Total other comprehensive income/(loss)	840	(213)	445	(491)
Total comprehensive loss	(22,914)	(21,621)	(28,721)	(48,278)
Comprehensive income attributable to the noncontrolling interest	(2,662)	(3,405)	(4,715)	(3,704)
Total comprehensive loss attributable to Navios Holdings common stockholders	$ (25,576)	$ (25,026)	$ (33,436)	$ (51,982)